Debt Bond (Details)			6 Months Ended			12 Months Ended
	Aug. 26, 2024 EUR (€)	Aug. 26, 2024 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Debt Bond [Abstract]
Gross proceeds	€ 2,533,520	$ 1,647,637
Interest rate	8.75%	8.75%
Proceed from debt bond			€ 1,667,638
Debt bond			126,676	$ 2,406,844		$ 865,882
Interest expense			92,733		€ 0
Accrued interest			€ 38,337				€ 14,901